Significant Accounting policies, Contract-related Costs (Details)	12 Months Ended
Oct. 31, 2020
Contract-related costs [Abstract]
Average customer contract life	5 years
Top of range [member]
Contract-related costs [Abstract]
Expected amortization period, costs not capitalized	1 year